Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2019 € in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum balance kept as government securities	$ 53,600
Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	61,980,359,000
Minimum balance kept as government securities	68,000,000
US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 759,261
Minimum balance kept as government securities		1,431
Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum balance kept as government securities | €			€ 28
Checking Accounts at Argentine Central Bank [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	29,950,825,000
Checking Accounts at Argentine Central Bank [member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	67,415,488	745,161
Checking Accounts at Argentine Central Bank [member] | Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	580,000		€ 28
Special Guarantees Accounts at Argentine Central Bank[member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	6,680,980,000
Special Guarantees Accounts at Argentine Central Bank[member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	457,480,000	14,100
Argentine Treasury Bonds [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	10,615,788,000
Liquidity bills [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	14,732,766,000
Government Securities and Debt Instruments Issued by Argentine Central Bank [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum balance kept as government securities	68,000,000
Government Securities and Debt Instruments Issued by Argentine Central Bank [member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum balance kept as government securities	$ 13,876,000	$ 1,431